INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision for Income Taxes from Continuing Operations

The provision for income taxes from continuing operations is comprised of:

	Years ended
	December 31,
	2011	2012	2013
Current:
Federal	$2,035	$1,213	$5,289
State	232	194	677

	2,267	1,407	5,966
Deferred:
Federal	(755)	(794)	(1,554)
State	(63)	(58)	(196)

	(818)	(852)	(1,750)

Total tax expense	$1,449	$555	$4,216

Reconciliation Between Effective Tax Rate on (Loss) Income from Continuing Operations and Federal Statutory Tax Rate

The reconciliation between our effective tax rate on (loss) income from continuing operations and the federal statutory tax rate is as follows:

	Years ended December 31,
	2011		2012		2013
Income tax at federal statuatory rate	$(2,009)	35.0%	$(1,309)	35.0%	$3,799	35.0%
Non-deductible loss from flow through entities prior to Recapitalization	888	(15.5%)	—	0.0%	—	0.0%
Loss of tax attributes resulting from Recapitalization	9,878	(172.1%)	—	0.0%	—	0.0%
Extinguishment of debt	355	(6.2%)	—	0.0%	—	0.0%
Stock Compensation	273	(4.8%)	1,581	(42.3%)	(97)	(0.9%)
Section 199 Deduction	—	0.0%	(268)	7.2%	(454)	(4.2%)
Other non-deductible expenses	76	(1.1%)	262	(7.0%)	7	0.1%
Change in valuation allowance	(8,239)	143.5%	214	(5.7%)	647	6.0%
Interest and penalties on uncertain tax positions	118	(2.1%)	56	(1.5%)	—	0.0%
State income taxes, net of federal benefit	109	(1.9%)	19	(0.5%)	314	2.9%

Total tax expense	$1,449	(25.2%)	$555	(14.8%)	$4,216	38.9%

Net Deferred Tax Asset or Liability

Components of the net deferred tax asset or liability are as follows:

	At December 31,	At December 31,
	2012	2013
Deferred Tax Assets
Current
Accrued reserves and allowances	$705	$86
Inventories	46	55

Current deferred tax assets	751	141

Long-term
Property and equipment	—	1
Net operating loss carryforwards	688	1,297

Long-term deferred tax assets	688	1,298

Total deferred tax assets	1,439	1,439

Less: Valuation allowance	(228)	(885)

Net deferred tax assets	1,211	554

Deferred Tax Liabilities
Current
Accrued reserves and allowances	—	(29)
Other	—	(67)

Current deferred tax liabilities	—	(96)

Long-term
Property and equipment	(61)	(86)
Intangibles	(529)	(374)
Investment in partnership	(11,932)	(9,554)
Other	(64)	—

Long-term deferred tax liabilities	(12,586)	(10,014)

Total deferred tax liabilities	(12,586)	(10,110)

Net deferred tax liabilities	$(11,375)	$(9,556)

Rollforward of Gross Unrecognized Tax Benefits

A rollforward of the gross unrecognized tax benefits is as follows:

Unrecognized tax benefit, January 1, 2012	$924
Increase as a result of tax positions taken during the period	945
Decrease as a result of tax positions taken during the period	(504)

Unrecognized tax benefit, December 31, 2012	1,365
Increase as a result of tax positions taken during the period	891
Decrease as a result of tax positions taken during the period	(945)

Unrecognized tax benefit, December 31, 2013	$1,311